UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico          New York, NY              08/12/05
------------------          ------------              --------
   [Signature]              [City, State]             [Date]

/s/ Ellen H. Adams          New York, NY              08/12/05
------------------          ------------              --------
   [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


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
                                 TITLE                  VALUE        SHRS/    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER        OF CLASS      CUSIP    (X$1,000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
ADVANCE AUTO PARTS INC            COM      00751Y106    6,575       101,860   SH          SOLE              101,860
AETNA INC NEW                     COM      00817Y108    6,431        77,654   SH          SOLE               77,654
AMERICAN INTERNATIONAL GROUP      COM      026874107    4,338        74,664   SH          SOLE               74,664
AMERICREDIT CORP                  COM      03060R101    6,959       272,897   SH          SOLE              272,897
BANK OF NEW YORK CO INC           COM      064057102      223         7,749   SH          SOLE                7,749
BUCYRUS INTL INC                 CL A      118759109    1,512        39,820   SH          SOLE               39,820
CISCO SYSTEMS INC                 COM      17275R102    4,189       219,560   SH          SOLE              219,560
COMPUTER ASSOCIATES INTL INC      COM      204912109    5,633       204,982   SH          SOLE              204,982
CONSOL ENERGY INC                 COM      20854P109    4,997        93,260   SH          SOLE               93,260
CORNING INC                       COM      219350105    5,241       315,343   SH          SOLE              315,343
CROWN CASTLE INTL CORP            COM      228227104    3,011       148,178   SH          SOLE              148,178
DOBSON COMMUNICATIONS CORP       CL A      256069105    3,302       775,078   SH          SOLE              775,078
EQUINIX INC                     COM NEW    29444U502   10,398       239,907   SH          SOLE              239,907
FLANDERS CORP                     COM      338494107    1,567       174,057   SH          SOLE              174,057
GAYLORD ENTERTAINMENT CO NEW      COM      367905106    3,663        78,786   SH          SOLE               78,786
GOOGLE INC                       CL A      38259P508    7,668        26,070   SH          SOLE               26,070
HONEYWELL INTL INC                COM      438516106    2,050        55,973   SH          SOLE               55,973
HUDSON CITY BANCORP INC           COM      443683107      607        53,200   SH          SOLE               53,200
INTEROIL CORP                     COM      460951106    1,485        54,641   SH          SOLE               54,641
ISOLAGEN INC                      COM      46488N103      464       113,203   SH          SOLE              113,203
JAMES RIVER COAL CO             COM NEW    470355207    6,796       196,135   SH          SOLE              196,135
KMG AMERICA CORP                  COM      482563103    1,298       130,592   SH          SOLE              130,592
LAIDLAW INTL INC                  COM      50730R102    2,868       118,994   SH          SOLE              118,994


MARATHON OIL CORP                 COM      565849106    1,491        27,930   SH          SOLE               27,930
MARVEL ENTERPRISES INC            COM      57383M108    1,937        98,228   SH          SOLE               98,228
MARVELL TECHNOLOGY GROUP LTD      ORD      G5876H105    1,434        37,770   SH          SOLE               37,770
MEMC ELECTRONIC MATERIALS         COM      552715104   13,488       855,283   SH          SOLE              855,283
MICHAELS STORES INC               COM      594087108    3,165        76,494   SH          SOLE               76,494
MOMENTA PHARMACEUTICALS INC       COM      60877T100      380        19,220   SH          SOLE               19,220
MORTGAGEIT HOLDINGS INC           COM      61915Q108    4,703       257,720   SH          SOLE              257,720
MOTOROLA INC                      COM      620076109    3,655       200,140   SH          SOLE              200,140
NATIONAL SEMICONDUCTOR CORP       COM      637640103    1,539        69,860   SH          SOLE               69,860
NII HOLDINGS INC               CL B NEW    62913F201   10,608       165,900   SH          SOLE              165,900
NITROMED INC                      COM      654798503    4,966       255,335   SH          SOLE              255,335
NUVELO INC                      COM NEW    67072M301      266        34,431   SH          SOLE               34,431
ORACLE SYSTEMS CORP               COM      68389X105    3,054       231,370   SH          SOLE              231,370
PETROHAWK ENERGY CORPORATION      COM      716495106    3,530       326,874   SH          SOLE              326,874
PSYCHIATRIC SOLUTIONS INC         COM      74439H108    1,950        40,040   SH          SOLE               40,040
RELIANT ENERGY INC                COM      75952B105    1,632       131,839   SH          SOLE              131,839
SBA COMMUNCATIONS CORP            COM      78388J106    1,752       129,766   SH          SOLE              129,766
SENOMYX INC                       COM      81724Q107    1,289        78,069   SH          SOLE               78,069
SPRINT CORP                     COM FON    852061100    1,523        60,720   SH          SOLE               60,720
STARWOOD HOTELS & RESORTS     PAIRED CTF   85590A203    4,467        76,264   SH          SOLE               76,264
STATION CASINOS INC               COM      857689103    3,525        53,094   SH          SOLE               53,094
STEEL DYNAMICS INC                COM      858119100      754        28,710   SH          SOLE               28,710
SYMANTEC CORP                     COM      871503108    3,721       171,150   SH          SOLE              171,150


TELETECH HOLDINGS INC             COM      879939106    1,345       164,987   SH          SOLE              164,987
TELIK INC                         COM      87959M109      742        45,690   SH          SOLE               45,690
TRANSOCEAN INC                    ORD      G90078109    4,019        74,470   SH          SOLE               74,470
TYCO INTERNATIONAL LTD            COM      902124106    3,482       119,240   SH          SOLE              119,240
XM SATELLITE RADIO HLDGS INC     CL A      983759101    3,131        93,020   SH          SOLE               93,020


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         51
Form 13F Information Table Value Total:         178,823
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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